COMMON STOCK (Details Narrative) - USD ($)			12 Months Ended
	Jul. 12, 2018	Jun. 18, 2018	Dec. 31, 2018
Number of shares issued (in shares)		4,405,000	5,005,000
Proceeds from issuance of common stock		$ 440	$ 10,500
Stock subscription receivable			$ 30
Exchange Acquisition Agreement [Member] | Xceptor LLC [Member]
Number of common stock issued for merger (in shares)	3,000,000
Business acquisition, share price (in dollars per share)	$ 0.0001